                                                                                        Jan Fischer-Wade
                                                                             Lincoln Benefit Life Company
                                                                                     Phone: 402.328.5708
                                                                               Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

May 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   Lincoln Benefit Life Company
         Lincoln Benefit Life Variable Annuity Account (“Registrant”)
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.           For the Registration Statements shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.           The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                                Depositor                                          1940 Act #                                Registration
                  Statement

Lincoln Benefit Life                                             Lincoln Benefit                                     811-7924                                   333-50545
Variable Annuity Account                                 Life Company                                                                                         333-109688

You may direct any questions regarding this filing to the undersigned at (402) 328-5708.

Very truly yours,

/s/JAN FISCHER-WADE

Jan Fischer-Wade